Item 1. Report to Shareholders

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
October 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]
SUMMIT MUNICIPAL MONEY MARKET FUND

As of 10/31/03
Summit Municipal Money Market Fund  $32,781
Lipper Tax-Exempt Money Market Funds Average  $31,975

                           Lipper Tax-Exempt                  Summit Municipal
                           Money Market Funds                 Money Market Fund
                           Average

10/31/93                   25000                              25000
10/31/94                   25541                              25588
10/31/95                   26396                              26492
10/31/96                   27199                              27361
10/31/97                   28041                              28284
10/31/98                   28893                              29210
10/31/99                   29657                              30056
10/31/00                   30681                              31171
10/31/01                   31502                              32108
10/31/02                   31805                              32518
10/31/03                   31975                              32781

Average Annual Compound Total Return

Periods Ended 10/31/03            1 Year              5 Years           10 Years

Summit Municipal Money
Market Fund                       0.81%               2.33%             2.75%

Lipper Tax-Exempt Money Market
Funds Average                     0.49                2.02              2.49

Returns do not reflect taxes that the shareholder may pay on fund distributions. Past performance cannot guarantee future results.

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

Reflecting historically low money market rates, your fund had a positive return of 0.81% during the 12 months ended October 31, 2003. It outperformed the Lipper average of similarly managed funds during the period due to an emphasis on higher-yielding, longer-term municipal money market instruments.

[Graphic Omitted]
Interest Rate Levels

1-Year Moody's Investment Grade 1 Note
Fed Funds Target Rate

10/31/02                   1.65     1.75
                           1.35     1.25
                           1.25     1.25
1/31/03                    1.1      1.25
                           1.1      1.25
                           1.1      1.25
4/30/03                    1.15     1.25
                           1        1.25
                           0.9      1
7/31/03                    0.95     1
                           1.1      1
                           1.05     1
10/31/03                   1.1      1

As you know, the fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes by investing in high-quality municipal securities maturing in 13 months or less. The fund's weighted average maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates.

Portfolio Characteristics

Periods Ended                                     10/31/02             10/31/03

Price Per Share                                      $1.00                $1.00

Dividend Yield (7-Day Simple) *                       1.38%                0.64%

Weighted Average Maturity (days)                        64                   61

Weighted Average Quality **                       First Tier          First Tier

  * Dividends earned for the last seven days of the period are annualized and divided by the fund's net asset value.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

Note: A money fund's yield more closely reflects its current earnings than the total return.

As shown in the Portfolio Characteristics table, the fund's weighted average maturity slipped from 64 days to 61 days during its fiscal year. Its simple seven-day dividend yield also declined from 1.38% to 0.64%, reflecting the decline in money market rates during that period. The fund's price per share was steady at $1.00, and its weighted average quality remained very high because we continued to focus primarily on municipal money market instruments with the highest credit quality.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading and pricing policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

November 11, 2003

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Annual Report


Financial Highlights              For a share outstanding throughout each period

                Year
                Ended
                10/31/03    10/31/02    10/31/01    10/31/00    10/31/99

NET ASSET VALUE
Beginning of
period         $   1.000   $   1.000   $   1.000   $   1.000   $   1.000

Investment
activities
  Net investment
  income (loss)    0.008       0.013       0.030       0.037       0.029

Distributions
  Net investment
  income          (0.008)     (0.013)     (0.030)     (0.037)     (0.029)

NET ASSET VALUE
End of period  $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^       0.81%       1.28%       3.01%       3.71%       2.90%

Ratio of total
expenses to
average net
assets              0.45%       0.45%       0.45%       0.45%       0.45%

Ratio of net
investment
income (loss)
to average
net assets          0.78%       1.28%       2.95%       3.66%       2.87%

Net assets,
end of period
(in thousands) $ 378,853   $ 252,105   $ 242,684   $ 213,002   $ 185,305

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Annual Report                                         October 31, 2003


Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                             In thousands

ALABAMA  0.0%

Huntsville Health Care Auth.
    6.50%, 6/1/13 (Prerefunded 6/1/04++)
    (MBIA Insured)                         $           100      $           105

Total Alabama (Cost  $105)                                                  105

ALASKA  0.4%

Alaska HFC, 5.00%, 12/1/03                             500                  502

Alaska Student Loan Corp.
    4.50%, 7/1/04 (AMBAC Insured) (misc.symbol1)     1,000                1,022

Total Alaska (Cost  $1,524)                                               1,524

COLORADO  0.2%

Denver City & County Airport
    5.50%, 11/15/03 (AMBAC Insured) (misc.symbol1)     780                  781

Total Colorado (Cost  $781)                                                 781

CONNECTICUT  1.3%

Connecticut, GO
    5.00%, 11/15/03                                  5,000                5,008
    5.20%, 3/15/04                                     100                  101

Total Connecticut (Cost  $5,109)                                          5,109

DISTRICT OF COLUMBIA  1.7%

District Columbia, GO,
5.50%, 6/1/04 (FSA Insured)                            745                  764

Metropolitan Washington Airports Auth.
  TECP, 1.05%, 4/15/04 (misc.symbol1)                5,800                5,800

Total District of Columbia (Cost  $6,564)                                 6,564

FLORIDA  3.5%

Florida Board of Ed.
    5.20%, 6/1/05 (Prerefunded 6/1/04++)               200                  207
    5.70%, 6/1/14 (Prerefunded 6/1/04++)               215                  223

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Florida Board of Ed., GO
    4.20%, 6/1/04                          $           450      $           458

Highlands County HFA
  Adventist Health System
    VRDN (Currently 1.07%)                           5,000                5,000

Hillsborough County Aviation Auth.
    VRDN (Currently 1.17%)
    (MBIA Insured) (misc.symbol1)                    3,440                3,440

Sunshine Gov't. Fin. Commission
  Miami-Dade County
  TECP, 0.95%, 12/4/03
  (MBIA Insured) (misc.symbol1)                      4,000                4,000

Total Florida (Cost  $13,328)                                            13,328

GEORGIA  5.7%

Atlanta Water & Sewer
    4.75%, 1/1/23 (Prerefunded 1/1/04++)               250                  257
    5.00%, 1/1/15 (Prerefunded 1/1/04++)               300                  308

Forsyth County Dev. Auth., Federal Road
    VRDN (Currently 1.05%) (misc.symbol1)            7,000                7,000

Georgia Road & Tollway Auth., GO
    VRDN (Currently 1.10%)                           7,500                7,500

Gwinnett County School Dist., GO, 3.00%, 2/1/04        300                  301

Savannah Economic Dev. Auth.
  Home Depot, VRDN
  (Currently 1.15%) (misc.symbol1)                   6,050                6,050

Total Georgia (Cost  $21,416)                                            21,416

HAWAII  1.3%

Hawaii Airports System
    VRDN (Currently 1.17%)
    (FGIC Insured) (misc.symbol1)                    5,000                5,000

Total Hawaii (Cost  $5,000)                                               5,000

IDAHO  4.0%

Idaho, GO, TAN, 2.00%, 6/30/04                      15,000               15,088

Total Idaho (Cost  $15,088)                                              15,088

ILLINOIS  6.1%

Chicago, GO, 5.00%, 1/1/04 (FGIC Insured)  $           200      $           201

Chicago O' Hare Int'l. Airport
    VRDN (Currently 1.16%)
    (MBIA Insured) (misc.symbol1)                    9,975                9,975
    VRDN (Currently 1.17%)
    (AMBAC Insured) (misc.symbol1)                   4,375                4,375
    5.00%, 1/1/04 (AMBAC Insured) (misc.symbol1)     1,200                1,208

Chicago Public Building Commission
  Chicago Board of Ed.
    5.25%, 12/1/03 (MBIA Insured)                      500                  502

Illinois Student Assistance Commission
    VRDN (Currently 1.08%) (misc.symbol1)            4,700                4,700

Lake County PCR, Grainger (W.W.)
    VRDN (Currently 1.30%) (misc.symbol1)            1,500                1,500

Metropolitan Water Reclamation Dist., GO,
5.65%, 12/1/03                                         500                  502

Total Illinois (Cost  $22,963)                                           22,963

INDIANA  0.2%
Whiting Environmental Fac. IDA, PCR
    BP Plc, VRDN (Currently 1.20%)(misc.symbol1)       800                  800

Total Indiana (Cost  $800)                                                  800

IOWA  1.2%

Iowa Fin. Auth., Single Family
    VRDN (Currently 1.17%) (misc.symbol1)            4,660                4,660

Total Iowa (Cost  $4,660)                                                 4,660

KENTUCKY  0.1%

Louisville & Jefferson County Airport
    2.00%, 7/1/04 (FSA Insured) (misc.symbol1)         450                  453

Total Kentucky (Cost  $453)                                                 453

LOUISIANA  0.3%

Saint Charles Parish, PCR, Shell Oil
    VRDN (Currently 1.20%) (misc.symbol1)  $         1,100      $         1,100

Total Louisiana (Cost  $1,100)                                            1,100

MARYLAND  8.6%

Baltimore County, GO
  TECP, 0.90%, 12/10/03                              2,000                2,000
  TECP, 0.90%, 12/12/03                              2,000                2,000

Baltimore County Metro.
Dist., GO, TECP, 0.90%, 12/10/03                     5,000               5 ,000

Maryland CDA
  New Princess Anne Townhouses
    VRDN (Currently 1.15%) (misc.symbol1)            1,875                1,875
  New Water Towers Dev.
    VRDN (Currently 1.15%) (misc.symbol1)            2,145                2,145
  Parklane Apartments
    VRDN (Currently 1.125%) (misc.symbol1)           2,900                2,900

Maryland Economic Dev. Corp.
  Bindagraphics, VRDN
  (Currently 1.15%) (misc.symbol1)                     900                  900

Washington County
  LSN/TLS Obligated Group
    VRDN (Currently 1.10%)                          15,815               15,815

Total Maryland (Cost  $32,635)                                           32,635

MASSACHUSETTS  0.1%

Massachusetts, GO, 5.50%, 2/1/04                       150                  152

Massachusetts HEFA, Harvard Univ.,
4.30%, 1/15/04                                         200                  201

Total Massachusetts (Cost  $353)                                            353

MICHIGAN  0.3%

Michigan Higher Ed. Student Loan Auth.
    VRDN (Currently 1.12%)
    (AMBAC Insured) (misc.symbol1)                   1,000                1,000

Total Michigan (Cost  $1,000)                                             1,000

MINNESOTA  1.8%

Minnesota, GO, 5.25%, 11/1/03              $         2,000      $         2,000

Rochester Health Care Fac., Mayo Foundation
  TECP, 0.90%, 12/9/03                               5,000                5,000

Total Minnesota (Cost  $7,000)                                            7,000

NEBRASKA  0.1%

Omaha Public Power Dist., 5.25%, 2/1/04                400                  404

Total Nebraska (Cost  $404)                                                 404

NEVADA  3.5%

Clark County IDRB, PCR
  Southwest Gas Corp.
    VRDN (Currently 1.15%) (misc.symbol1)            3,000                3,000

Nevada, GO, 5.80%, 12/1/03                             250                  251

Nevada Housing Division
  Multi-Family, VRDN
  (Currently 1.125%) (misc.symbol1)                  9,900               9 ,900

Total Nevada (Cost  $13,151)                                             13,151

NEW JERSEY  0.3%

New Jersey, GO, 5.50%, 2/15/04                         355                  360

New Jersey Transportation Trust Fund Auth.
    5.00%, 6/15/04 (MBIA Insured)                      800                  819

Total New Jersey (Cost  $1,179)                                           1,179

NEW MEXICO  1.3%

New Mexico, TRAN, 2.00%, 6/30/04                     5,000                5,031

Total New Mexico (Cost  $5,031)                                           5,031

NEW YORK  0.1%

New York City Transitional Fin. Auth.
    3.60%, 11/1/03                                     200                  200
    5.25%, 11/15/03                                    100                  100

Total New York (Cost  $300)                                                 300

NORTH CAROLINA  3.4%

Charlotte
    5.80%, 2/1/14 (Prerefunded 2/1/04++)   $           100      $           103
  Charlotte Airport
    VRDN (Currently 1.12%)
    (MBIA Insured) (misc.symbol1)                    1,835                1,835

North Carolina Housing Fin. Agency
  Single Family Housing
    VRDN (Currently 1.10%) (misc.symbol1)            5,000                5,000
    VRDN (Currently 1.10%)
    (FSA Insured) (misc.symbol1)                     5,900                5,900

Total North Carolina (Cost  $12,838)                                     12,838

OHIO  3.0%

Cleveland Airport Systems, VRDN
(Currently 1.12%) (misc.symbol1)                     1,000               1 ,000

Cleveland Regional Sewer Dist.
    6.75%, 4/1/07 (Prerefunded 5/15/04++)              110                  113
    6.75%, 4/1/08 (Prerefunded 5/15/04++)               25                   26

Columbus, GO, 12.00%, 5/15/04                           25                   26

Cuyahoga County Hosp.
  Cleveland Clinical Obligation Group
  TECP, 0.95%, 1/23/04                               3,000                3,000

Ohio, GO, 5.75%, 8/1/04                                100                  103

Ohio Housing Fin. Agency, Single Family Housing
    VRDN (Currently 1.13%) (misc.symbol1)            7,000                7,000

Total Ohio (Cost  $11,268)                                               11,268

OREGON  1.4%

Oregon, GO, TAN, 2.25%, 11/15/04                     5,000                5,061

Portland Sewer Systems, 5.65%, 6/1/05
(Prerefunded 6/1/04++)                                 200                  207

Total Oregon (Cost  $5,268)                                               5,268

PENNSYLVANIA  4.2%

Pennsylvania, GO, 5.00%, 3/1/04                        250                  253

Pennsylvania Higher Ed. Assistance Agency
    VRDN (Currently 1.05%)
    (FSA Insured) (misc.symbol1)           $        13,900      $        13,900

Pennsylvania Housing Fin. Agency
  Single Family Housing,
  2.25%, 4/1/04 (misc.symbol1)                         910                  913

Philadelphia Hosp. & Higher Educ. Fac.
  Jefferson Health System, 1.20%,
  5/15/23 (Tender 3/26/04)                           1,000                1,000

Total Pennsylvania (Cost  $16,066)                                       16,066

SOUTH CAROLINA  0.5%

Berkeley County, PCR, BP Plc
    VRDN (Currently 1.20%) (misc.symbol1)              300                  300

South Carolina, GO
    3.00%, 1/1/04                                    1,000                1,003
    5.00%, 1/1/04                                      300                  302
    5.00%, 6/1/04                                      120                  123

South Carolina Public Service,
5.375%, 1/1/04 (MBIA Insured)                          200                  201

Total South Carolina (Cost  $1,929)                                       1,929

SOUTH DAKOTA  0.6%

South Dakota HDA, VRDN
(Currently 1.15%) (misc.symbol1)                     2,140                2,140

Total South Dakota (Cost  $2,140)                                         2,140

TENNESSEE  0.5%

Metropolitan Nashville & Davidson County
  Health & Ed. Fac. Board, Vanderbilt Univ.
    1.15%, 1/15/13 (Tender 1/15/04)                  1,500                1,500

Shelby County, GO, 5.00%, 12/1/03                      150                  150

Tennessee HDA, Single Family Housing,
3.65%, 1/1/04                                          195                  196

Total Tennessee (Cost  $1,846)                                            1,846

TEXAS  26.2%

Brazos River Auth., PCR
  TXU Energy, VRDN
  (Currently 1.17%) (misc.symbol1)                   8,130                8,130

Dallas-Fort Worth Int'l Airport Fac. Improvement
   Bombardier, VRDN
  (Currently 1.15%) (misc.symbol1)                   3,040                3,040

Dallas/Fort Worth Airport
    VRDN (Currently 1.16%)
    (FGIC Insured) (misc.symbol1)          $         2,500      $         2,500
    VRDN (Currently 1.16%)
    (FSA Insured) (misc.symbol1)                     2,495                2,495
    VRDN (Currently 1.16%)
    (MBIA Insured) (misc.symbol1)                    4,250                4,250
    VRDN (Currently 1.17%)
    (FGIC Insured) (misc.symbol1)                    4,000                4,000
    VRDN (Currently 1.17%)
    (MBIA Insured) (misc.symbol1)                    2,800                2,800

Fort Worth Water & Sewer, 5.00%, 2/15/04               450                  455

Gulf Coast IDA, BP Plc
    VRDN (Currently 1.20%) (misc.symbol1)            2,000                2,000

Gulf Coast Waste Disposal Auth., PCR
  BP Plc
    1.05%, 4/1/15 (Tender 4/1/04)(misc.symbol1)      3,600                3,600
    VRDN (Currently 1.20%) (misc.symbol1)            7,900                7,900

Harris County, GO, TECP, 0.90%, 12/3/03             10,000               10,000

Houston, GO
    5.00%, 3/1/04                                    1,050                1,063

Houston Airport System
    VRDN (Currently 1.17%)
    (FSA Insured) (misc.symbol1)                     3,910                3,910

Panhandle Plains Higher Ed. Auth.
    VRDN (Currently 1.12%)
    (MBIA Insured) (misc.symbol1)                    3,500                3,500

Port of Port Arthur Navigation Dist., PCR
  Motiva Enterprises
    VRDN (Currently 1.15%) (misc.symbol1)            1,475                1,475

Texas
  Texas Veterans Housing
    VRDN (Currently 1.02%) (misc.symbol1)            6,000                6,000
    VRDN (Currently 1.12%) (misc.symbol1)            7,100                7,100
    VRDN (Currently 1.125%) (misc.symbol1)           4,650                4,650
    5.95%, 12/1/03 (misc.symbol1)                      330                  331

Texas, GO, TRAN, 2.00%, 8/31/04                     18,500               18,631

West Side Calhoun County Dev. Corp.,
PCR, BP Amco
    VRDN (Currently 1.20%) (misc.symbol1)  $         1,300      $         1,300

Total Texas (Cost  $99,130)                                              99,130

UTAH  4.2%

Salt Lake County Solid Waste, PCR
  Rio Tinto, VRDN
  (Currently 1.10%) (misc.symbol1)                   4,400                4,400

Utah Housing Fin. Agency, VRDN
(Currently 1.15%) (misc.symbol1)                    11,370               11,370

Total Utah (Cost  $15,770)                                               15,770

VERMONT  2.7%

Vermont Ed. & Health Buildings Fin. Agency
  Middlebury College, 1.80%,
  11/1/32 (Tender 11/1/03)                          10,225               10,225

Total Vermont (Cost  $10,225)                                            10,225

VIRGINIA  2.5%

Arlington County, GO, 5.00%, 12/1/03                    50                   50

Capital Region Airport Commission
    VRDN (Currently 1.15%)
    (AMBAC Insured) (misc.symbol1)                   8,260                8,260

Fairfax County, GO, 4.50%, 12/1/03                     100                  100

Loudoun County, GO, 5.125%, 1/1/04                     235                  236

Richmond, GO, 6.00%, 1/15/04                           100                  101

Virginia Port Auth., 2.00%, 7/1/04
(MBIA Insured) (misc.symbol1)                          105                  106

Virginia Public School Auth., GO
    VRDN (Currently 1.10%)                             675                  675

Total Virginia (Cost  $9,528)                                             9,528

WASHINGTON  6.6%

King County, GO
    2.00%, 6/1/04                                    3,960                3,979
    3.25%, 12/1/03 (MBIA Insured)                      500                  501

Port of Seattle
    VRDN (Currently 1.15%) (misc.symbol1)  $         2,310      $         2,310
    VRDN (Currently 1.18%)
    (FGIC Insured) (misc.symbol1)                    3,000                3,000
    5.50%, 2/1/04 (MBIA Insured) (misc.symbol1)        800                  809
  TECP, 0.95%, 12/9/03                               3,000                3,000

Port of Seattle, GO, 5.35%,
5/1/04 (misc.symbol1)                                1,500                1,532

Seattle, GO, 1.20%, 1/15/26 (Tender 9/1/04)          8,000                8,000

Washington, GO
    2.00%, 1/1/04                                    1,000                1,002
    6.50%, 7/1/04                                      100                  103

Washington Public Power Supply
    5.00%, 7/1/04 (FSA Insured)                        500                  513
    5.50%, 7/1/04                                      250                  257

Total Washington (Cost  $25,006)                                         25,006

WISCONSIN  3.7%

Franklin Solid Waste Disposal
  Waste Management
    VRDN (Currently 1.15%) (misc.symbol1)            5,100                5,100

Wisconsin Housing & Economic Dev. Auth.
  Single Family Housing
    VRDN (Currently 1.125%) (misc.symbol1)           9,010                9,010

Total Wisconsin (Cost  $14,110)                                          14,110

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T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Annual Report

                                                                 Value
--------------------------------------------------------------------------------
                                                           In thousands

Total Investments in Securities
101.6% of Net Assets (Cost $385,068)                       $  385,068

Other Assets Less Liabilities                                  (6,215)

NET ASSETS                                                 $  378,853
                                                           ----------

Net Assets Consist of:
Undistributed net investment income (loss)                 $        1

Undistributed net realized gain (loss)                             (4)

Paid-in-capital applicable to 378,851,592 shares
of $0.0001 par value capital stock outstanding;
4,000,000,000 shares of the Corporation authorized            378,856

NET ASSETS                                                 $  378,853
                                                           ----------

NET ASSET VALUE PER SHARE                                  $     1.00
                                                           ----------


(misc.symbol1)  Interest subject to alternative minimum tax
         ++     Used in determining portfolio maturity
         AMBAC  AMBAC Assurance Corp.
         CDA    Community Development Administration
         FGIC   Financial Guaranty Insurance Company
         FSA    Financial Security Assurance Inc.
         GO     General Obligation
         HDA    Housing Development Authority
         HEFA   Health & Educational Facility Authority
         HFA    Health Facility Authority
         HFC    Housing Finance Corp.
         IDA    Industrial Development Authority
         IDRB   Industrial Development Revenue Bond
         MBIA   MBIA Insurance Corp.
         PCR    Pollution Control Revenue
         TAN    Tax Anticipation Note
         TECP   Tax-Exempt Commercial Paper
         TRAN   Tax Revenue Anticipation Note
         VRDN   Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Annual Report


Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                 Year
                                                                Ended
                                                             10/31/03
Investment Income (Loss)

Interest income                                            $    3,623
Investment management and administrative expense                1,320
Net investment income (loss)                                    2,303


Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                            (10)
Change in net unrealized gain (loss) on securities                  9
Net realized and unrealized gain (loss)                            (1)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $    2,302
                                                           ----------

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands
                                                      Year
                                                     Ended
                                                  10/31/03             10/31/02
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $         2,303      $         2,943
  Net realized gain (loss)                             (10)                  (6)
  Change in net unrealized gain (loss)                   9                   (9)
  Increase (decrease) in net assets
  from operations                                    2,302                2,928

Distributions to shareholders
  Net investment income                             (2,300)              (2,933)

Capital share transactions *
  Shares sold                                      346,439              262,673
  Distributions reinvested                           2,225                2,791
  Shares redeemed                                 (221,918)            (256,038)
  Increase (decrease) in net assets from
  capital share transactions                       126,746                9,426

Net Assets
Increase (decrease) during period                  126,748                9,421
Beginning of period                                252,105              242,684

End of period                              $       378,853      $       252,105
                                           ---------------      ---------------

*Share information
  Shares sold                                      346,439              262,673
  Distributions reinvested                           2,225                2,791
  Shares redeemed                                 (221,918)            (256,038)
  Increase (decrease) in shares outstanding        126,746                9,426


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Money Market Fund
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Certified Annual Report                                         October 31, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Money Market Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on October 29, 1993. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America,which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on municipal securities are amortized for financial reporting purposes. Distributions to shareholders are recorded by the fund on the ex-dividend date. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2003 totaled $2,300,000 and were characterized as tax-exempt income for tax purposes. At October 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Undistributed tax-exempt income                            $      1,000
Capital loss carryforwards                                       (4,000)
Paid-in capital                                             378,856,000

Net assets                                                 $378,853,000
                                                           ------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $3,000 of capital loss carryforwards. As of October 31, 2003, the fund had $4,000 of capital loss carryforwards that expire in 2010.

For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                        $    (12,000)
Undistributed net realized gain                                  12,000

At October 31, 2003, the cost of investments for federal income tax purposes was $385,068,000.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.45% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At October 31, 2003, $153,000 was payable under the agreement.

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Annual Report


Report of Independent Auditors

To the Board of Directors of T. Rowe Price Summit Municipal Funds, Inc. and Shareholders of T. Rowe Price Summit Municipal Money Market Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Summit Municipal Money Market Fund (one of the portfolios comprising T. Rowe Price Summit Municipal Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
November 24, 2003

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Annual Report


Tax Information (Unaudited) for the Tax Year Ended 10/31/03

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $2,367,000 which qualified as exempt-interest dividends.

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Annual Report


About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1993
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
1993
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
1993
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
2001
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Annual Report


Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

William T. Reynolds
(5/26/48)
1993
[37]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited

James S. Riepe
(6/25/43)
1993
[106]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Summit Municipal Funds

M. David Testa
(4/22/44)
1997
[106]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Stephen V. Booth (6/21/61)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Steven G. Brooks, CFA (8/5/54)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Joseph A. Carrier (12/30/60)
Treasurer, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

M. Helena Condez (4/3/62)
Assistant Vice President, Summit Municipal Funds
Employee, T. Rowe Price

G. Richard Dent (11/14/60)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Deputy General Counsel, ACA Financial Guaranty Corporation (to 2001)

Roger L. Fiery III, CPA (2/10/59)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Gregory S. Golczewski (1/15/66)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Charles B. Hill, CFA (9/22/61)
Executive Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Henry H. Hopkins (12/23/42)
Vice President, Summit Municipal Funds
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

T. Dylan Jones (2/7/71)
Assistant Vice President, Summit Municipal Funds
Assistant Vice President, T. Rowe Price

Alan D. Levenson, Ph.D. (7/17/58)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Summit Municipal Funds
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (6/9/58)
Executive Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Konstantine B. Mallas (5/26/63)
Executive Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James M. McDonald (9/29/49)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Annual Report


Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Hugh D. McGuirk, CFA (7/6/60)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Mary J. Miller, CFA (7/19/55)
President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James M. Murphy, CFA (4/23/67)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Portfolio Manager, Prudential Investments (to 2000)

Stephen P. Richter, CFA (10/18/69)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price; formerly Vice President, Euler ACI (to 2000)

Timothy G. Taylor (9/15/75)
Assistant Vice President, Summit Municipal Funds
Employee, T. Rowe Price

Edward A. Wiese, CFA (4/12/59)
Vice President, Summit Municipal Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003